Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts	$ 139	$ 79
Ordinary shares, shares authorized (in Shares)	11,000,000	11,000,000
Ordinary shares, shares issued (in Shares)	7,028,934	5,792,559
Ordinary shares, shares outstanding (in Shares)	7,028,934	5,792,559